Income taxes (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Scientific research and experimental development	$ 3,237,000	$ 3,574,000
Holdback receivable	199,000
Other	159,000	315,000
Total deferred tax assets	$ 3,595,000	$ 3,889,000